Dec. 17, 2021
Principal Funds Inc
Principal Funds, Inc.
Supplement dated December 17, 2021
to the Prospectus dated March 1, 2021
(as previously supplemented)
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

SUMMARY FOR THE FOLLOWING FUNDS
Diversified International Fund
Global Real Estate Securities Fund
Government & High Quality Bond Fund
International Emerging Markets Fund

SHARE CLASS CONVERSION NOTICE: On December 14, 2021, the Fund’s Board of Directors approved the conversion of the Fund’s Class C shares into Class A shares. Following the close of business on May 6, 2022, Class C shares of the Fund will automatically convert into Class A shares of the Fund on the basis of the share classes’ relative net asset values on such date. The conversion will not result in the imposition of a sales charge or any other charge. As a result of the conversion, the affected shareholders will be in a better position with respect to expenses, as expenses are lower for Class A shares than for the current Class C shares. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders.

On or about May 6, 2022, delete references to Class C shares of this Fund, including information regarding the conversion plan, from the prospectus.

In the Purchase and Sale of Fund Shares section, after the table, add the following paragraph:

Effective as of the close of the New York Stock Exchange on January 18, 2022, Class C shares will no longer be available for purchase except in limited circumstances.

SUMMARY FOR FINISTERRE EMERGING MARKETS TOTAL RETURN BOND FUND
SHARE CLASS LIQUIDATION NOTICE: On December 14, 2021, the Fund’s Board of Directors approved the liquidation of the Fund’s Class A shares. Following the close of business on February 25, 2022, outstanding Class A shares of the Fund will be redeemed at net asset value on such date, and proceeds will be sent to shareholders of record. The Fund expects that the liquidation and redemption of Class A shares will result in a capital gain or loss to the taxable shareholders in the same manner as a voluntary redemption. Taxable shareholders should consult their tax advisers regarding the tax treatment of the liquidation and redemption, as well as any voluntary redemption or exchange, prior to the liquidation date.

Delete the second paragraph of the Principal Investment Strategies, and replace with the following:

The Fund considers a security to be tied economically to an emerging market if the issuer or guarantor of the security has its principal place of business or principal office in an emerging market, has its principal securities trading market in an emerging market, or derives a majority of its revenue from emerging markets. Emerging markets include frontier markets.
On or about February 25, 2022, delete references to Class A shares of this Fund from the prospectus.

In the Purchase and Sale of Fund Shares section, add the following paragraph:

Effective as of the close of the New York Stock Exchange on January 18, 2022, Class A shares will no longer be available for purchase except in limited circumstances.

SUMMARY FOR GLOBAL DIVERSIFIED INCOME FUND
On December 14, 2021, the Fund’s Board of Directors approved a change to the name of the Global Diversified Income Fund. On or about March 1, 2022, the Global Diversified Fund will change its name to the Diversified Income Fund. On that date, delete all references in this prospectus to the Global Diversified Income Fund, and replace with Diversified Income Fund.

On or about January 14, 2022, delete the Principal Investment Strategies, and replace with the following:

Principal Investment Strategies
The Fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as "junk" bonds), preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund also invests in equity securities in an effort to provide incremental dividend yields and diversify fixed-income related risks. Under normal market conditions, the Fund holds investments tied economically to at least 40 countries and invests at least 30% of its net assets in foreign, including emerging market, securities. Here, "emerging market" means any market considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index) and any market included in any J.P. Morgan Emerging Market Bond Index. Emerging markets generally exclude the U.S., Canada, Japan, Hong Kong, Singapore, Australia, and New Zealand, and most nations located in Western Europe. The Fund uses derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
In managing the Fund, Principal Global Investors, LLC ("PGI," the Fund’s investment advisor), determines the Fund's strategic asset allocation among the general investment categories listed below, which are executed by PGI and multiple sub-advisors. Those selecting investments for the Fund seek to provide yield by focusing on securities that offer the best potential for yield, taking risk into consideration, within their respective investment categories. Some strategies use active management, others use passive (index) strategies, and some use a combination of active and passive strategies. PGI has considerable latitude in allocating the Fund's assets. The Fund uses strategies and sub-advisors to varying degrees and may change allocations, add new or eliminate existing strategies and sub-advisors, and temporarily or permanently reduce allocations from time to time such that the Fund would have little or no assets allocated to a particular strategy or sub-advisor.
•Investment grade corporate securities, which are rated at the time of purchase Baa3 or higher by Moody’s Investors Service (“Moody’s”) or BBB- or higher by S&P Global Ratings (“S&P Global”).
•High yield and other income-producing securities, including bank loans and corporate bonds. "High yield" securities are below investment grade securities (sometimes called "junk") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal. This portion of the Fund also invests in currency forwards and currency options to hedge currency risk.
•Preferred securities, focusing primarily on the financial services, real estate investment trust ("REIT"), and utility industries.
•Diversified portfolio of fixed income securities, including those issued by governments and their agencies and corporate entities in emerging markets. This portion of the Fund also invests in interest rate swaps or Treasury futures to manage fixed income exposure; credit default swaps to increase or decrease in an efficient manner exposures to certain sectors or individual issuers; total return swaps to increase or decrease in an efficient manner exposures to certain sectors; and currency forwards and currency options to hedge currency risk and express views on the direction of currency.
•Equity securities of global real estate companies. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry and include REITs, REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies.
•Commercial mortgage-backed securities, which are bonds secured by first mortgages on commercial real estate, and other securitized products such as asset-backed securities and other mortgage-backed securities.
•Diversified portfolio of value equity securities, which emphasizes buying equity securities that appear to be undervalued. The Fund invests in equity securities regardless of market capitalization (small, medium or large).
On or about March 1, 2022, delete the following from Principal Investment Strategies: “Under normal market conditions, the Fund holds investments tied economically to at least 40 countries and invests at least 30% of its net assets in foreign, including emerging market, securities. Here, "emerging market" means any market considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index) and any market included in any J.P. Morgan Emerging Market Bond Index. Emerging markets generally exclude the U.S., Canada, Japan, Hong Kong, Singapore, Australia, and New Zealand, and most nations located in Western Europe” and replace with the following:
The Fund invests in foreign, including emerging market, securities.
Principal Funds Inc | Finisterre Emerging Markets Total Return Bond Fund
FINISTERRE EMERGING MARKETS TOTAL RETURN BOND FUND
Delete the second paragraph of the Principal Investment Strategies, and replace with the following:
The Fund considers a security to be tied economically to an emerging market if the issuer or guarantor of the security has its principal place of business or principal office in an emerging market, has its principal securities trading market in an emerging market, or derives a majority of its revenue from emerging markets. Emerging markets include frontier markets.
Principal Funds Inc | Global Diversified Income Fund
GLOBAL DIVERSIFIED INCOME FUND
On or about January 14, 2022, delete the Principal Investment Strategies, and replace with the following:Principal Investment Strategies
The Fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as "junk" bonds), preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. The fixed income portion of the Fund is not managed to a particular maturity or duration. The Fund also invests in equity securities in an effort to provide incremental dividend yields and diversify fixed-income related risks. Under normal market conditions, the Fund holds investments tied economically to at least 40 countries and invests at least 30% of its net assets in foreign, including emerging market, securities. Here, "emerging market" means any market considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index) and any market included in any J.P. Morgan Emerging Market Bond Index. Emerging markets generally exclude the U.S., Canada, Japan, Hong Kong, Singapore, Australia, and New Zealand, and most nations located in Western Europe. The Fund uses derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
In managing the Fund, Principal Global Investors, LLC ("PGI," the Fund’s investment advisor), determines the Fund's strategic asset allocation among the general investment categories listed below, which are executed by PGI and multiple sub-advisors. Those selecting investments for the Fund seek to provide yield by focusing on securities that offer the best potential for yield, taking risk into consideration, within their respective investment categories. Some strategies use active management, others use passive (index) strategies, and some use a combination of active and passive strategies. PGI has considerable latitude in allocating the Fund's assets. The Fund uses strategies and sub-advisors to varying degrees and may change allocations, add new or eliminate existing strategies and sub-advisors, and temporarily or permanently reduce allocations from time to time such that the Fund would have little or no assets allocated to a particular strategy or sub-advisor.
•Investment grade corporate securities, which are rated at the time of purchase Baa3 or higher by Moody’s Investors Service (“Moody’s”) or BBB- or higher by S&P Global Ratings (“S&P Global”).
•High yield and other income-producing securities, including bank loans and corporate bonds. "High yield" securities are below investment grade securities (sometimes called "junk") which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal. This portion of the Fund also invests in currency forwards and currency options to hedge currency risk.
•Preferred securities, focusing primarily on the financial services, real estate investment trust ("REIT"), and utility industries.
•Diversified portfolio of fixed income securities, including those issued by governments and their agencies and corporate entities in emerging markets. This portion of the Fund also invests in interest rate swaps or Treasury futures to manage fixed income exposure; credit default swaps to increase or decrease in an efficient manner exposures to certain sectors or individual issuers; total return swaps to increase or decrease in an efficient manner exposures to certain sectors; and currency forwards and currency options to hedge currency risk and express views on the direction of currency.
•Equity securities of global real estate companies. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry and include REITs, REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies.
•Commercial mortgage-backed securities, which are bonds secured by first mortgages on commercial real estate, and other securitized products such as asset-backed securities and other mortgage-backed securities.
•Diversified portfolio of value equity securities, which emphasizes buying equity securities that appear to be undervalued. The Fund invests in equity securities regardless of market capitalization (small, medium or large).
On or about March 1, 2022, delete the following from Principal Investment Strategies: “Under normal market conditions, the Fund holds investments tied economically to at least 40 countries and invests at least 30% of its net assets in foreign, including emerging market, securities. Here, "emerging market" means any market considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index) and any market included in any J.P. Morgan Emerging Market Bond Index. Emerging markets generally exclude the U.S., Canada, Japan, Hong Kong, Singapore, Australia, and New Zealand, and most nations located in Western Europe” and replace with the following:
The Fund invests in foreign, including emerging market, securities.